Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 180,093	$ 27,600	¥ 121,814	¥ 66,487
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 164,153	$ 25,157	¥ 109,760	¥ 66,465
Percentage of revenues	91.00%	91.00%	90.00%	100.00%
North America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 6,878	$ 1,054	¥ 3,445
Percentage of revenues	4.00%	4.00%	3.00%
East Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 4,550	$ 697
Percentage of revenues	3.00%	3.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,388	$ 366	¥ 5,035
Percentage of revenues	1.00%	1.00%	4.00%
West Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,124	$ 326	¥ 2,777
Percentage of revenues	1.00%	1.00%	2.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues			¥ 797	¥ 22
Percentage of revenues			1.00%